Fair value of financial instruments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Fair value of financial instruments

The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable and accounts payable, bills receivable, bills payable, other payables and balances with related companies approximate their fair values due to the short-term nature of these instruments.